Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Growth Opportunities Fund
February 28, 2026
GO-NPRT1-0426
1.797926.122
Common Stocks - 95.6%
	Shares	Value ($)
CANADA - 1.0%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.4%
Celestica Inc (United States) (c)	435,500	120,907,865
IT Services - 0.5%
Shopify Inc Class A (United States) (c)	1,197,200	144,537,956
Software - 0.0%
Taalas Inc warrants (c)(d)(e)	228,564	276,562
TOTAL INFORMATION TECHNOLOGY		265,722,383
Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	146,300	36,809,080
TOTAL CANADA		302,531,463
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	67,662	15,799,077
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj ADR	2,898,900	22,379,508
GERMANY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Trade Republic Bank GmbH (d)(e)(f)	304	8,376,298
INDIA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Meesho (g)	21,218,353	37,297,695
Specialty Retail - 0.1%
Lenskart Solutions Ltd (g)	2,886,717	17,044,307
TOTAL CONSUMER DISCRETIONARY		54,342,002
Financials - 0.1%
Financial Services - 0.1%
Pine Labs Ltd (g)	13,893,887	29,035,853
TOTAL INDIA		83,377,855
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (c)(d)(e)	340,545	12,423,082
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (c)(d)(e)	7,115	56,350
TOTAL FINANCIALS		12,479,432
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (c)(d)	299,950	416,931
TOTAL ISRAEL		12,896,363
NETHERLANDS - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	70,499	54,067,093
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	667,300	151,483,773
TOTAL NETHERLANDS		205,550,866
SINGAPORE - 2.2%
Consumer Discretionary - 2.2%
Broadline Retail - 2.2%
Sea Ltd Class A ADR (c)	5,912,409	641,200,756
TAIWAN - 3.5%
Information Technology - 3.5%
Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,710,100	1,015,149,258
UNITED KINGDOM - 0.9%
Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)(e)	6,988,700	20,531,941
Financial Services - 0.2%
Revolut Group Holdings Ltd (c)(d)(e)	32,738	45,934,033
TOTAL FINANCIALS		66,465,974
Industrials - 0.7%
Aerospace & Defense - 0.7%
Rolls-Royce Holdings PLC ADR (b)	10,039,900	186,942,938
TOTAL UNITED KINGDOM		253,408,912
UNITED STATES - 86.8%
Communication Services - 21.6%
Entertainment - 5.4%
Netflix Inc (c)	5,416,820	521,314,757
ROBLOX Corp Class A (c)	3,900,000	267,774,000
Roku Inc Class A (c)	7,805,227	768,112,389
Spotify Technology SA (c)	4,200	2,162,748
		1,559,363,894
Interactive Media & Services - 14.6%
Alphabet Inc Class A	3,333,860	1,039,364,194
Alphabet Inc Class C	4,403,537	1,371,393,528
Epic Games Inc (c)(d)(e)	56,200	28,685,042
Meta Platforms Inc Class A	2,675,685	1,734,325,503
Reddit Inc Class A (b)(c)	415,900	60,642,379
		4,234,410,646
Wireless Telecommunication Services - 1.6%
T-Mobile US Inc (b)	2,236,025	485,418,667
TOTAL COMMUNICATION SERVICES		6,279,193,207
Consumer Discretionary - 8.4%
Automobiles - 0.0%
Neutron Holdings Inc (c)(d)(e)	474,927	43,408
Rad Power Bikes Inc (c)(d)(e)	382,384	4
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	449,400	4
Tesla Inc (c)	7,040	2,833,671
		2,877,087
Broadline Retail - 5.5%
Amazon.com Inc (c)	7,594,640	1,594,874,400
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	263,700	82,216,386
Specialty Retail - 2.6%
Carvana Co Class A (c)	1,954,400	653,082,304
O'Reilly Automotive Inc (c)	1,107,100	103,934,548
		757,016,852
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (d)(e)	5,086,874	13,683,691
TOTAL CONSUMER DISCRETIONARY		2,450,668,416
Consumer Staples - 0.7%
Beverages - 0.6%
Coca-Cola Co/The	1,874,100	152,851,596
Tobacco - 0.1%
JUUL Labs Inc Class A (c)(d)(e)	19,087,368	37,792,989
JUUL Labs Inc Class B (c)(d)(e)	2,772	5,488
		37,798,477
TOTAL CONSUMER STAPLES		190,650,073
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy Inc	99,700	17,355,776
Exxon Mobil Corp	127,700	19,474,250
TOTAL ENERGY		36,830,026
Financials - 2.5%
Financial Services - 2.5%
Affirm Holdings Inc Class A (c)	4,414,700	207,402,606
Apollo Global Management Inc	1,947,800	203,739,880
Visa Inc Class A	999,461	319,967,445
TOTAL FINANCIALS		731,109,931
Health Care - 5.3%
Biotechnology - 1.3%
Alnylam Pharmaceuticals Inc (c)	490,835	163,408,788
Insmed Inc (c)	366,500	54,729,445
Nuvalent Inc Class A (c)	348,876	35,567,908
Vaxcyte Inc (c)	1,477,243	91,204,983
Viking Therapeutics Inc (b)(c)	1,062,178	35,944,104
		380,855,228
Health Care Equipment & Supplies - 0.8%
Blink Health LLC Class A1 (c)(d)(e)	72,562	2,527,334
Boston Scientific Corp (c)	1,766,964	135,791,184
Intuitive Surgical Inc (c)	201,400	101,406,914
		239,725,432
Health Care Providers & Services - 0.0%
McKesson Corp	3,200	3,159,584
Pharmaceuticals - 3.2%
Eli Lilly & Co	814,100	856,425,059
Structure Therapeutics Inc ADR (c)	733,500	46,195,830
		902,620,889
TOTAL HEALTH CARE		1,526,361,133
Industrials - 4.2%
Aerospace & Defense - 1.9%
Anduril Industries Inc Class B (d)(e)	15,293	971,717
Anduril Industries Inc Class C (d)(e)	7	445
Axon Enterprise Inc (c)	262,400	142,325,760
Beta Technologies Inc (g)	3,060,268	57,533,038
Beta Technologies Inc Class A (c)	93,900	1,765,320
GE Aerospace	254,300	87,036,718
Relativity Space Inc (c)(d)	14,840	15,730
Rocket Lab Corp	85,100	5,880,410
Space Exploration Technologies Corp (c)(d)(e)	453,585	238,853,326
Space Exploration Technologies Corp Class C (c)(d)(e)	59,636	31,403,721
		565,786,185
Construction & Engineering - 0.2%
Comfort Systems USA Inc	35,300	50,456,761
Electrical Equipment - 0.6%
GE Vernova Inc	214,800	187,649,280
Machinery - 0.4%
Caterpillar Inc	140,200	104,144,766
Passenger Airlines - 1.1%
Delta Air Lines Inc	2,123,800	139,533,660
United Airlines Holdings Inc (c)	1,636,300	173,938,690
		313,472,350
TOTAL INDUSTRIALS		1,221,509,342
Information Technology - 42.7%
Communications Equipment - 1.1%
Arista Networks Inc (c)	1,746,800	233,197,800
Ciena Corp (c)	79,856	27,845,787
Lumentum Holdings Inc (c)	91,800	64,343,538
		325,387,125
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp Class A	98,700	14,416,122
Coherent Corp (c)	587,200	152,043,696
Corning Inc	631,100	94,904,818
Flex Ltd (b)(c)	7,373,229	464,660,892
		726,025,528
IT Services - 0.4%
Cloudflare Inc Class A (c)	447,200	77,003,368
MongoDB Inc Class A (c)	138,200	45,394,553
		122,397,921
Semiconductors & Semiconductor Equipment - 20.4%
Advanced Micro Devices Inc (c)	1,069,800	214,184,658
Astera Labs Inc (c)	418,048	49,676,644
Broadcom Inc	3,750,400	1,198,440,320
Credo Technology Group Holding Ltd (c)	237,939	26,713,412
KLA Corp	48,200	73,483,310
Lam Research Corp	709,600	165,968,344
Marvell Technology Inc	468,873	38,302,235
Micron Technology Inc	246,500	101,649,205
NVIDIA Corp	23,023,920	4,079,608,385
		5,948,026,513
Software - 12.0%
AppLovin Corp Class A (c)	1,621,000	704,762,170
Canva Inc Class A (c)(d)(e)	6,954	9,365,578
Celestial AI Inc (d)(e)	223,738	6,712
Celestial AI Inc (d)(e)	223,738	2
Celestial AI Inc rights (c)(d)(e)	223,738	610,805
Celestial AI Inc rights (c)(d)(e)	223,738	469,850
Celestial AI Inc rights (c)(d)(e)	223,738	136,480
Datadog Inc Class A (c)	704,900	78,920,604
Figma Inc Class A (b)	1,936,300	56,907,857
Microsoft Corp	5,698,415	2,237,995,507
OpenAI Group Pbc Class A (d)(e)	6,000	4,163,400
Oracle Corp	357,400	51,965,960
Palantir Technologies Inc Class A (c)	1,161,700	159,373,623
Synopsys Inc (c)	432,800	179,179,200
		3,483,857,748
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	5,384,460	1,422,466,643
Sandisk Corp/DE (c)	52,500	33,356,400
Seagate Technology Holdings PLC	88,200	35,971,488
Western Digital Corp	1,172,900	328,060,130
		1,819,854,661
TOTAL INFORMATION TECHNOLOGY		12,425,549,496
Utilities - 1.3%
Electric Utilities - 0.9%
Constellation Energy Corp	34,600	11,413,848
NRG Energy Inc	1,335,100	238,929,496
		250,343,344
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	712,900	123,966,181
TOTAL UTILITIES		374,309,525
TOTAL UNITED STATES		25,236,181,149
TOTAL COMMON STOCKS (Cost $13,524,760,555)		27,796,851,505

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	842,600	3,610,625
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	231,600	992,429
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(h)	15,384,717	26,664,792
TOTAL CONSUMER DISCRETIONARY		31,267,846
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	1,966,000	1,965,214
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	122,289	29,459
TOTAL UNITED STATES		33,262,519
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $18,547,206)		33,262,519

Convertible Preferred Stocks - 3.7%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (c)(d)(e)	16,900	1,244,854
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (c)(d)(e)	116,411	28,573,080
ESTONIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Bolt Technology OU Series E (c)(d)(e)	290,611	57,369,492
FINLAND - 0.3%
Health Care - 0.3%
Health Care Technology - 0.3%
Oura Health Oy Series D (c)(d)(e)	315,308	19,195,951
Oura Health Oy Series E (d)(e)	1,050,847	63,975,565

TOTAL FINLAND		83,171,516
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Valuedrive Technologies Pvt Ltd Series A (e)	277	364,403
Valuedrive Technologies Pvt Ltd Series B (e)	556	731,437
Valuedrive Technologies Pvt Ltd Series G (d)(e)	3,562,700	1,479,223

TOTAL INDIA		2,575,063
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (d)(e)	23,715	833,345
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (c)(d)(e)	141,900	1,224,597
Element Labs Inc Series B (d)(e)	119,800	1,141,694
TOTAL INDUSTRIALS		2,366,291
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	501,100	751,650
Xsight Labs Ltd Series F (d)(e)	999,833	4,199,299
TOTAL INFORMATION TECHNOLOGY		4,950,949
TOTAL ISRAEL		8,150,585
UNITED KINGDOM - 0.0%
Information Technology - 0.0%
Software - 0.0%
NScale Global Holdings Ltd Series B (d)(e)	2,600	3,354,910
UNITED STATES - 3.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc Series 1C (c)(d)(e)	6,477,300	592,025
Rad Power Bikes Inc Series A (c)(d)(e)	49,852	1
Rad Power Bikes Inc Series C (c)(d)(e)	196,163	2
Rad Power Bikes Inc Series D (c)(d)(e)	415,700	4
Waymo LLC Series A2 (c)(d)(e)	47,838	8,071,706
Waymo LLC Series C2 (c)(d)(e)	103,289	16,972,448
TOTAL CONSUMER DISCRETIONARY		25,636,186
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	70,400	2,797,696
Tobacco - 0.0%
JUUL Labs Inc Series C (c)(d)(e)	566,439	1,121,549
JUUL Labs Inc Series D (c)(d)(e)	3,671	7,268
		1,128,817
TOTAL CONSUMER STAPLES		3,926,513
Financials - 0.0%
Financial Services - 0.0%
Sunday Robotics, Inc Series B (d)(e)	19,400	1,210,754
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	63,679	3,872,957
Tenstorrent Holdings Inc Series D1 (c)(d)(e)	102,224	6,627,182
TOTAL FINANCIALS		11,710,893
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (c)(d)(e)	234,164	8,155,933
Blink Health LLC Series D (c)(d)(e)	50,268	1,750,834
		9,906,767
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (c)(d)(e)(f)	764,320	2,331,176
Health Care Technology - 0.0%
Aledade Inc Series E1 (c)(d)(e)	153,312	4,145,556
TOTAL HEALTH CARE		16,383,499
Industrials - 1.6%
Aerospace & Defense - 1.5%
Anduril Industries Inc Series F (c)(d)(e)	556,061	35,332,116
Anduril Industries Inc Series G (d)(e)	143,300	9,105,282
Space Exploration Technologies Corp Series I (c)(d)(e)	16,438	86,560,864
Space Exploration Technologies Corp Series N (c)(d)(e)	51,400	270,667,260
		401,665,522
Air Freight & Logistics - 0.1%
Zipline International Inc Series G (c)(d)(e)	191,430	10,769,852
Zipline International Inc Series H (d)(e)	218,700	12,304,062
		23,073,914
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	89,800	559,454
TOTAL INDUSTRIALS		425,298,890
Information Technology - 1.3%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series E (d)(e)	223,896	4,305,520
Electronic Equipment, Instruments & Components - 0.5%
Cellink Corp Series D (c)(d)(e)	380,829	1,351,943
Cerebras Systems Inc Series G (d)(e)	1,178,900	104,945,678
Cerebras Systems Inc Series H (d)(e)	71,200	6,338,224
Enevate Corp Series E (c)(d)(e)	7,873,996	472,440
Vast Data Ltd Series A (c)(d)(e)	54,250	3,212,685
Vast Data Ltd Series A1 (c)(d)(e)	133,528	7,907,528
Vast Data Ltd Series A2 (c)(d)(e)	153,600	9,096,192
Vast Data Ltd Series B (c)(d)(e)	122,222	7,237,987
Vast Data Ltd Series C (c)(d)(e)	3,563	211,001
Vast Data Ltd Series E (c)(d)(e)	116,791	6,916,363
		147,690,041
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	509,400	2,501,154
Yanka Industries Inc Series E (c)(d)(e)	341,047	474,055
Yanka Industries Inc Series F (c)(d)(e)	380,955	902,864
		3,878,073
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc Series B (c)(d)(e)	1,198,500	7,838,190
SiMa Technologies Inc Series B1 (c)(d)(e)	171,099	1,298,641
		9,136,831
Software - 0.8%
Anthropic PBC Series D (c)(d)(e)	66,894	18,310,226
Anthropic PBC Series E (c)(d)(e)	32,500	8,422,050
Anthropic PBC Series F (d)(e)	96,000	24,877,440
Anthropic PBC Series G (d)(e)	65,200	16,895,928
Crusoe Energy Systems LLC Series D (c)(d)(e)	276,930	29,908,440
Crusoe Energy Systems LLC Series E (d)(e)	48,719	5,261,652
Databricks Inc Series G (c)(d)(e)	181,200	32,561,641
Databricks Inc Series H (c)(d)(e)	32,352	5,813,654
Databricks Inc Series I (c)(d)(e)	2,463	442,601
Databricks Inc Series J (c)(d)(e)	26,102	4,690,529
Databricks Inc Series K (d)(e)	14,200	2,551,740
Databricks Inc Series L (d)(e)	32,700	5,876,190
Density Ai Inc (d)(e)	703,100	1,047,618
Lyte Ai Inc Series B (c)(d)(e)	290,100	3,095,367
MOLOCO Inc Series A (c)(d)(e)	265,144	16,104,847
OpenAI Group Pbc Series A-2 (d)(e)	21,477	14,902,890
OpenAI Group Pbc Series A-3 (d)(e)	15,583	10,813,044
Physical Intelligence Inc Series B (d)(e)	9,900	2,687,751
Runway AI Inc Series D (c)(d)(e)	744,630	10,893,937
Skyryse Inc Series B (c)(d)(e)	244,100	6,385,656
		221,543,201
TOTAL INFORMATION TECHNOLOGY		386,553,666
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (c)(d)(e)	674,317	20,924,057
TOTAL UNITED STATES		890,433,704
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $559,959,385)		1,074,873,204

Domestic Equity Funds - 0.2%
	Shares	Value ($)
iShares Russell 1000 Growth ETF (b) (Cost $69,699,468)	152,800	68,789,032

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc 0% (d)(e)(i)	1,131,936	1,126,276
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	449,400	101,714
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(i)	461,149	36,784
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	1,461,231	1,702,708
TOTAL INFORMATION TECHNOLOGY		1,739,492
TOTAL UNITED STATES		1,841,206
TOTAL PREFERRED SECURITIES (Cost $3,503,715)		2,967,482

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	82,663,420	82,679,953
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	140,083,609	140,097,618
TOTAL MONEY MARKET FUNDS (Cost $222,777,571)			222,777,571

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $14,399,247,900)	29,199,521,313
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(109,408,512)
NET ASSETS - 100.0%	29,090,112,801

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,559,045,169 or 5.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $140,910,893 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series E1	5/20/2022	7,637,145

Anduril Industries Inc Class B	6/16/2025	625,221

Anduril Industries Inc Class C	6/16/2025	286

Anduril Industries Inc Series F	8/7/2024	12,086,876

Anduril Industries Inc Series G	4/17/2025	5,858,505

Anthropic PBC Series D	5/31/2024	2,007,121

Anthropic PBC Series E	2/14/2025	1,822,811

Anthropic PBC Series F	8/18/2025	13,532,890

Anthropic PBC Series G	1/27/2026	16,895,694

Astranis Space Technologies Corp Series E	2/10/2026	4,306,351

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	2,072,748

Blink Health LLC Series C	11/7/2019 - 7/14/2021	8,939,445

Blink Health LLC Series D	6/17/2024 - 6/25/2024	2,111,256

Bolt Technology OU Series E	1/3/2022	75,499,721

Bombas LLC	2/16/2021 - 11/12/2021	24,316,178

Bytedance Ltd Series E1	11/18/2020	12,755,640

Canva Inc Class A	12/23/2024 - 11/12/2025	10,292,736

Celestial AI Inc	2/25/2025	0

Celestial AI Inc	2/25/2025	5,752

Celestial AI Inc rights	2/25/2025	357,777

Celestial AI Inc rights	2/25/2025	465,624

Celestial AI Inc rights	2/25/2025	104,423

Cellink Corp Series D	1/20/2022	7,930,345

Cerebras Systems Inc Series G	9/19/2025	42,714,376

Cerebras Systems Inc Series H	1/30/2026	6,337,911

Crusoe Energy Systems LLC Series D	12/10/2024	8,078,558

Crusoe Energy Systems LLC Series E	10/8/2025	4,092,798

Databricks Inc Series G	2/1/2021	10,713,021

Databricks Inc Series H	8/31/2021	2,377,359

Databricks Inc Series I	9/14/2023	181,030

Databricks Inc Series J	12/17/2024	2,414,435

Databricks Inc Series K	9/8/2025	2,130,000

Databricks Inc Series L	12/18/2025	6,213,000

Density Ai Inc	12/5/2025	1,047,608

Diamond Foundry Inc Series C	3/15/2021	16,183,608

Element Labs Inc Series A	2/11/2025	523,412

Element Labs Inc Series B	6/27/2025	1,051,712

Empower Semiconductor Inc Series D	6/27/2025	720,716

Enevate Corp 10% 5/12/2199	11/12/2024	122,289

Enevate Corp 6%	11/2/2023 - 10/31/2025	461,149

Enevate Corp Series E	1/29/2021	8,729,781

Epic Games Inc	7/13/2020 - 3/29/2021	45,614,000

GoBrands Inc Series G	3/2/2021	17,580,098

Gupshup Inc	6/8/2021	11,647,533

JUUL Labs Inc Class A	2/23/2024	19,373,105

JUUL Labs Inc Class B	11/21/2017	0

JUUL Labs Inc Series C	5/22/2015	0

JUUL Labs Inc Series D	6/25/2018	0

Lyte Ai Inc Series B	8/13/2024	3,680,238

MOLOCO Inc Series A	6/26/2023	15,908,640

Neutron Holdings Inc	2/4/2021	4,750

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	842,600

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	231,600

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 10/29/2025	15,384,717

Neutron Holdings Inc Series 1C	7/3/2018	1,184,309

NScale Global Holdings Ltd Series B	9/25/2025	987,688

OpenAI Group Pbc Class A	9/3/2025	2,580,000

OpenAI Group Pbc Series A-2	9/30/2024	4,034,677

OpenAI Group Pbc Series A-3	8/4/2025	4,781,800

Oura Health Oy Series D	12/18/2024	8,100,262

Oura Health Oy Series E	9/24/2025	56,293,874

Physical Intelligence Inc Series B	10/24/2025	2,688,437

Rad Power Bikes Inc	1/21/2021	1,844,560

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	449,400

Rad Power Bikes Inc Series A	1/21/2021	240,478

Rad Power Bikes Inc Series C	1/21/2021	946,259

Rad Power Bikes Inc Series D	9/17/2021	3,983,986

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,191

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	30,689,166

Runway AI Inc Series D	9/6/2024	8,073,112

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 1/5/2026	1,461,231

SiMa Technologies Inc Series B	5/10/2021	6,145,189

SiMa Technologies Inc Series B1	4/25/2022 - 10/17/2022	1,213,246

Skyryse Inc Series B	10/21/2021	6,024,381

Space Exploration Technologies Corp	2/16/2021 - 12/12/2025	45,450,539

Space Exploration Technologies Corp Class C	4/2/2024 - 12/12/2025	10,477,335

Space Exploration Technologies Corp Series I	4/5/2018	2,778,022

Space Exploration Technologies Corp Series N	8/4/2020	13,878,000

Starling Bank Ltd	6/18/2021 - 4/5/2022	13,359,046

Sunday Robotics, Inc Series B	2/3/2026	1,209,520

Taalas Inc 0%	12/23/2025	1,131,935

Taalas Inc Series B	2/19/2025	928,036

Taalas Inc warrants	12/23/2025	228,564

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	1,966,000

Tenstorrent Holdings Inc Series C1	4/23/2021	3,786,046

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	8,057,956

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	22,058,002

Trade Republic Bank GmbH	12/16/2025	8,327,735

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	366,141

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	734,925

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	1,486,278

Vast Data Ltd Series A	11/28/2023	596,750

Vast Data Ltd Series A1	11/28/2023	1,468,808

Vast Data Ltd Series A2	11/28/2023	1,689,600

Vast Data Ltd Series B	11/28/2023	1,344,442

Vast Data Ltd Series C	11/28/2023	39,193

Vast Data Ltd Series E	11/28/2023	2,569,402

Waymo LLC Series A2	5/8/2020	4,107,715

Waymo LLC Series C2	10/18/2024	8,077,334

Xsight Labs Ltd Series D	2/16/2021	4,006,795

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	4,629,225

Yanka Industries Inc Series E	5/15/2020	4,119,575

Yanka Industries Inc Series F	4/8/2021	12,143,626

Zipline International Inc Series G	6/7/2024	8,029,780

Zipline International Inc Series H	12/3/2025	12,304,994

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Lenskart Solutions Ltd	5/7/2026

Meesho	6/10/2026

Pine Labs Ltd	5/13/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,862,712	1,443,295,959	1,429,474,389	519,403	(4,329)	-	82,679,953	82,663,420	0.1%
Fidelity Securities Lending Cash Central Fund	348,130,098	585,826,881	793,877,406	130,347	18,045	-	140,097,618	140,083,609	0.4%
Total	416,992,810	2,029,122,840	2,223,351,795	649,750	13,716	-	222,777,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.